ORGANIZATION AND PRINCIPAL ACTIVITIES - VIE Arrangements and Loan Agreement (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2019 USD ($)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2011 USD ($)	Dec. 31, 2019
Details of History of the Group
Term of debt instrument				2 years
Qianghai Xuyi
Details of History of the Group
Term of debt instrument				10 years
Lanting Huitong | Mr. Quji (Alan) Guo
Details of History of the Group
Ownership interest in VIE (as a percent)		51.00%	51.00%
Related party loan		¥ 255,000,000	$ 41
Lanting Huitong | Mr. Jian He [Member]
Details of History of the Group
Ownership interest in VIE (as a percent)	51.00%
Related party loan	$ 40,492	¥ 255,000
Lanting Gaochuang | Mr. Quji (Alan) Guo
Details of History of the Group
Ownership interest in VIE (as a percent)		51.00%	51.00%
Lanting Gaochuang | Mr. Jian He [Member]
Details of History of the Group
Ownership interest in VIE (as a percent)	51.00%
Lanting Gaochuang | Lanting Huitong
Details of History of the Group
Ownership interest in VIE (as a percent)	49.00%	49.00%	49.00%
Shenzhen Xuyi | Qianneng Fu
Details of History of the Group
Ownership interest in VIE (as a percent)				67.00%
Shenzhen Xuyi | Zicong ke
Details of History of the Group
Ownership interest in VIE (as a percent)				33.00%